Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Carrying amount of cost method investments										¥ 21,800
Carrying amount of equity investments without readily determinable fair value					$ 4,300.0			¥ 29,300
Accumulated impairment of equity investments without readily determinable fair value					191.0			1,300
Carrying amount of equity method investments					$ 6,400.0			¥ 44,100		¥ 31,400
Uber
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction							¥ 2,000
Mobile Game Business
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction				¥ 923
China United Network Communication Limited [Member]
Schedule of Investments [Line Items]
Total purchase consideration											¥ 7,000
Total purchase consideration attributable to the noncontrolling interest											¥ 4,000
Certain Group of Assets and Subsidiaries
Schedule of Investments [Line Items]
Aggregate deconsolidated gain							¥ 1,400
Ctrip.com International, Ltd
Schedule of Investments [Line Items]
Equity method investment, percentage of ownership					19.00%			19.00%
Fair value of equity investment					$ 2,800.0			¥ 19,600
Xiaodu Life Technology Ltd
Schedule of Investments [Line Items]
Gains recognized on share exchange transaction			¥ 4,600
Long-term investments | Equity Investments
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative					66.0	¥ 455
Equity investments measured at fair value using the measurement alternative					$ 3,100.0			¥ 21,600
Du Xiaoman Financial
Schedule of Investments [Line Items]
Aggregate deconsolidated gain	$ 803.0	¥ 5,500
Re-measurement of retained investment	$ 604.0	¥ 4,200
Equity interest percentage	41.00%	41.00%
Equity method goodwill	$ 512.0								¥ 3,500
Intangible assets	124.0								851
Deferred tax liabilities	$ 31.0								¥ 213